SHARE-BASED COMPENSATION	12 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 12 - SHARE-BASED COMPENSATION

On March 21, 2025, the Board of Directors of the Company announced the 2025 Share Incentive Plan (“the Plan”). On April 22, 2025, an aggregate of 1,800,000 restricted share units (“RSUs”) were granted to certain consultants and management (the “Participants”) under the Plan. These shares were granted with no vesting conditions and exercise prices required. The fair value of shares is based on the closing price of the underlying ordinary shares on grant date.

The following table summarized the Group’s share option activities for the year ended June 30, 2025.

	Number of options	Weighted Average Grant Date Fair Value
		USD
Outstanding as of July 1, 2024	-	-
Granted	1,800,000	$2.17
Forfeited	-	-
Vested and exercised	(1,800,000)	2.17
Outstanding as of June 30, 2025	-	$-

Total share-based compensation expenses for these options for the year ended June 30, 2025 were $3,906,000, which was reported as general and administrative expenses in the consolidated statements of operations and comprehensive (loss) income.